Long-term debt - Narrative (Details) - USD ($)					3 Months Ended		6 Months Ended
	Jul. 10, 2025	Jun. 30, 2025	Jun. 24, 2025	May 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Short-term debt		$ 1,258,100,000			$ 1,258,100,000		$ 1,258,100,000		$ 118,300,000
Interest on long-term debt		70,400,000			70,400,000		70,400,000		$ 77,000,000.0
Regulatory assets, deferred carrying costs					8,600,000	$ 6,700,000	17,000,000.0	$ 13,700,000
Senior unsecured notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value		2,195,000,000			2,195,000,000		2,195,000,000
Senior unsecured notes | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Par value	$ 200,000,000.0
Interest rate (percent)	5.28%
Senior unsecured utility notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of debt		5,000,000.0		$ 25,000,000.0
Par value		$ 107,000,000.0			$ 107,000,000.0		$ 107,000,000.0
Revolving Credit Facility | Senior unsecured revolving credit facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Extinguishment of debt			$ 25,000,000.0
Revolving Credit Facility | Senior unsecured revolving credit facilities | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of senior unsecured revolving credit facility	$ 62,400,000
Line of credit facility, maximum borrowing capacity	100,000,000.0
Line of credit facility, maximum borrowing capacity decrease	25,000,000.0
Revolving Credit Facility | Senior unsecured bank credit facilities and delayed draw term facility | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of debt	$ 49,500,000